AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 96.2%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.*	39,936	$1,283,144
L3Harris Technologies, Inc.	26,335	5,337,578
Textron, Inc.	154,100	8,641,928
		15,262,650
Airlines — 0.9%
Alaska Air Group, Inc.*	142,936	9,892,601
Delta Air Lines, Inc.*	34,330	1,657,452
		11,550,053
Auto Components — 1.5%
Aptiv PLC*	31,771	4,381,221
BorgWarner, Inc.	197,000	9,132,920
Lear Corp.	27,113	4,914,231
		18,428,372
Banks — 6.2%
Comerica, Inc.	45,379	3,255,489
East West Bancorp, Inc.	31,376	2,315,549
KeyCorp	203,646	4,068,847
Prosperity Bancshares, Inc.	107,011	8,014,054
Signature Bank	18,593	4,203,877
SVB Financial Group*	7,195	3,551,884
TCF Financial Corp.	105,828	4,916,769
Truist Financial Corp.	86,351	5,035,990
Umpqua Holdings Corp.	147,223	2,583,764
Western Alliance Bancorp	123,770	11,688,839
Wintrust Financial Corp.	37,808	2,865,846
Zions Bancorp NA	408,457	22,448,797
		74,949,705
Beverages — 0.3%
Coca-Cola European Partners PLC (United Kingdom)	61,568	3,211,387
Building Products — 2.8%
Armstrong World Industries, Inc.	24,930	2,245,944
Fortune Brands Home & Security, Inc.	39,160	3,752,311
JELD-WEN Holding, Inc.*	232,521	6,438,507
Johnson Controls International PLC	106,383	6,347,874
Masco Corp.	72,827	4,362,337
Owens Corning	115,825	10,666,324
		33,813,297
Capital Markets — 1.5%
Apollo Global Management, Inc.	78,804	3,704,576
Cboe Global Markets, Inc.	27,913	2,754,734
Northern Trust Corp.	37,562	3,948,142
Raymond James Financial, Inc.	36,816	4,512,169
State Street Corp.	37,903	3,184,231
		18,103,852
Chemicals — 5.1%
Ashland Global Holdings, Inc.	33,221	2,949,028
Axalta Coating Systems Ltd.*	119,992	3,549,363
Celanese Corp.	86,363	12,938,041
Corteva, Inc.	188,082	8,768,383
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.	57,156	$4,417,016
Eastman Chemical Co.	101,240	11,148,549
FMC Corp.	67,973	7,518,493
International Flavors & Fragrances, Inc.	39,600	5,528,556
Westlake Chemical Corp.	60,200	5,345,158
		62,162,587
Commercial Services & Supplies — 1.2%
Clean Harbors, Inc.*	92,358	7,763,613
Republic Services, Inc.	70,562	7,010,335
		14,773,948
Communications Equipment — 2.0%
F5 Networks, Inc.*	30,304	6,322,020
Lumentum Holdings, Inc.*	103,166	9,424,214
Motorola Solutions, Inc.	44,533	8,374,431
		24,120,665
Construction & Engineering — 0.3%
Quanta Services, Inc.	42,027	3,697,535
Construction Materials — 0.3%
Vulcan Materials Co.	19,386	3,271,388
Consumer Finance — 0.7%
Discover Financial Services	43,961	4,175,855
SLM Corp.	232,808	4,183,560
		8,359,415
Containers & Packaging — 2.4%
AptarGroup, Inc.	28,500	4,037,595
Avery Dennison Corp.	41,300	7,584,745
Berry Global Group, Inc.*	57,605	3,536,947
Graphic Packaging Holding Co.	208,861	3,792,916
Packaging Corp. of America	45,500	6,118,840
Westrock Co.	79,524	4,139,224
		29,210,267
Distributors — 0.4%
LKQ Corp.*	128,433	5,436,569
Diversified Consumer Services — 0.3%
Grand Canyon Education, Inc.*	28,858	3,090,692
Diversified Financial Services — 1.4%
Element Fleet Management Corp. (Canada)	225,082	2,462,702
Equitable Holdings, Inc.	163,015	5,317,549
Voya Financial, Inc.	145,300	9,246,892
		17,027,143
Electric Utilities — 2.1%
Alliant Energy Corp.	96,500	5,226,440
Edison International	45,655	2,675,383
Eversource Energy	52,071	4,508,828
PG&E Corp.*	407,333	4,769,869
Pinnacle West Capital Corp.	53,974	4,390,785
Xcel Energy, Inc.	66,665	4,433,889
		26,005,194
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 1.7%
Eaton Corp. PLC	44,406	$6,140,462
Hubbell, Inc.	32,876	6,144,196
Regal Beloit Corp.	30,719	4,382,987
Sensata Technologies Holding PLC*	65,554	3,798,854
		20,466,499
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. (Class A Stock)	59,016	3,893,285
Corning, Inc.	74,804	3,254,722
Flex Ltd.*	307,780	5,635,452
Rogers Corp.*	34,233	6,442,993
TE Connectivity Ltd.	25,703	3,318,514
Zebra Technologies Corp. (Class A Stock)*	17,726	8,600,301
		31,145,267
Energy Equipment & Services — 0.2%
Halliburton Co.	86,729	1,861,204
Entertainment — 0.2%
Electronic Arts, Inc.	19,349	2,619,274
Equity Real Estate Investment Trusts (REITs) — 6.3%
American Homes 4 Rent (Class A Stock)	163,505	5,451,257
Americold Realty Trust	105,885	4,073,396
Boston Properties, Inc.	15,887	1,608,718
Brixmor Property Group, Inc.	150,506	3,044,736
Gaming & Leisure Properties, Inc.	180,383	7,653,651
Healthcare Trust of America, Inc. (Class A Stock)(a)	122,000	3,364,760
Highwoods Properties, Inc.	100,200	4,302,588
Host Hotels & Resorts, Inc.*	182,661	3,077,838
Lamar Advertising Co. (Class A Stock)	63,100	5,926,352
Life Storage, Inc.	62,077	5,335,518
Medical Properties Trust, Inc.	158,291	3,368,432
Mid-America Apartment Communities, Inc.	30,266	4,369,200
National Retail Properties, Inc.	91,685	4,040,558
Ryman Hospitality Properties, Inc.*	88,362	6,848,939
Spirit Realty Capital, Inc.	46,537	1,977,822
Sun Communities, Inc.	27,525	4,129,851
VICI Properties, Inc.(a)	153,949	4,347,520
WP Carey, Inc.	45,944	3,250,997
		76,172,133
Food & Staples Retailing — 1.8%
Albertson’s Cos., Inc. (Class A Stock)(a)	162,464	3,098,188
Kroger Co. (The)	74,659	2,686,977
Performance Food Group Co.*	22,873	1,317,714
Sysco Corp.	83,961	6,611,089
US Foods Holding Corp.*	216,582	8,256,106
		21,970,074
Food Products — 3.3%
Archer-Daniels-Midland Co.	224,345	12,787,665
Hershey Co. (The)	42,200	6,674,352
Hormel Foods Corp.	32,500	1,552,850
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Ingredion, Inc.	28,494	$2,562,180
J.M. Smucker Co. (The)	24,838	3,142,752
Kellogg Co.(a)	57,739	3,654,879
Sanderson Farms, Inc.	16,433	2,559,933
Tyson Foods, Inc. (Class A Stock)	95,169	7,071,057
		40,005,668
Gas Utilities — 0.2%
Atmos Energy Corp.	19,176	1,895,548
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.*	75,279	2,909,533
Cooper Cos., Inc. (The)	15,000	5,761,350
Dentsply Sirona, Inc.	53,279	3,399,733
Hill-Rom Holdings, Inc.	57,000	6,297,360
Zimmer Biomet Holdings, Inc.	33,120	5,301,850
		23,669,826
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.*	94,278	5,387,045
AmerisourceBergen Corp.	24,291	2,868,038
Encompass Health Corp.	100,120	8,199,828
Laboratory Corp. of America Holdings*	22,189	5,658,861
Molina Healthcare, Inc.*	51,497	12,037,939
Premier, Inc. (Class A Stock)	72,224	2,444,782
Quest Diagnostics, Inc.	78,140	10,028,488
Universal Health Services, Inc. (Class B Stock)	27,268	3,637,278
		50,262,259
Hotels, Restaurants & Leisure — 3.9%
Aramark	72,268	2,730,285
Bloomin’ Brands, Inc.*	275,890	7,462,824
Darden Restaurants, Inc.	41,900	5,949,800
Las Vegas Sands Corp.*	102,500	6,227,900
Six Flags Entertainment Corp.*	167,129	7,766,484
Wendy’s Co. (The)	129,791	2,629,566
Wyndham Hotels & Resorts, Inc.	125,651	8,767,927
Yum! Brands, Inc.	58,998	6,382,404
		47,917,190
Household Durables — 0.9%
Lennar Corp. (Class A Stock)	26,543	2,686,948
Newell Brands, Inc.	121,549	3,255,082
Toll Brothers, Inc.	97,021	5,504,001
		11,446,031
Household Products — 0.4%
Energizer Holdings, Inc.	68,825	3,266,435
Reynolds Consumer Products, Inc.(a)	69,640	2,073,879
		5,340,314
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	172,884	4,635,020
Insurance — 9.0%
Aflac, Inc.	62,000	3,173,160
Alleghany Corp.*	21,412	13,410,121
American Financial Group, Inc.	68,700	7,838,670

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	53,018	$2,449,962
Arthur J. Gallagher & Co.	88,180	11,002,219
Assurant, Inc.	95,636	13,558,316
Athene Holding Ltd. (Class A Stock)*	65,520	3,302,208
Cincinnati Financial Corp.	31,410	3,238,057
CNO Financial Group, Inc.	299,787	7,281,826
Everest Re Group Ltd.	39,589	9,810,550
Hanover Insurance Group, Inc. (The)	67,253	8,706,573
Hartford Financial Services Group, Inc. (The)	102,632	6,854,791
Old Republic International Corp.	185,000	4,040,400
Reinsurance Group of America, Inc.	26,592	3,351,922
W.R. Berkley Corp.	94,500	7,120,575
Willis Towers Watson PLC	19,247	4,405,253
		109,544,603
IT Services — 2.4%
Amdocs Ltd.	110,295	7,737,194
DXC Technology Co.*	188,611	5,895,980
Genpact Ltd.	145,000	6,208,900
Global Payments, Inc.	19,689	3,968,909
MAXIMUS, Inc.	66,000	5,876,640
		29,687,623
Leisure Products — 0.8%
Brunswick Corp.	47,581	4,537,800
Mattel, Inc.*	135,099	2,691,172
Polaris, Inc.	15,862	2,117,577
		9,346,549
Life Sciences Tools & Services — 0.7%
ICON PLC (Ireland)*(a)	3,950	775,662
PerkinElmer, Inc.	28,139	3,609,952
PRA Health Sciences, Inc.*	30,358	4,654,792
		9,040,406
Machinery — 6.8%
AGCO Corp.	47,100	6,765,915
Colfax Corp.*	192,263	8,423,042
Ingersoll Rand, Inc.*	194,252	9,559,141
ITT, Inc.	40,776	3,706,946
Kennametal, Inc.	147,669	5,902,330
Lincoln Electric Holdings, Inc.	25,308	3,111,366
Middleby Corp. (The)*	26,300	4,359,225
Oshkosh Corp.	49,673	5,894,198
Parker-Hannifin Corp.	19,000	5,993,170
SPX FLOW, Inc.	119,196	7,548,683
Stanley Black & Decker, Inc.	31,184	6,226,509
Toro Co. (The)	40,500	4,177,170
Westinghouse Air Brake Technologies Corp.	106,327	8,416,845
Xylem, Inc.	19,523	2,053,429
		82,137,969
Media — 1.1%
Discovery, Inc. (Class C Stock)*	74,146	2,735,246
Interpublic Group of Cos., Inc. (The)	227,500	6,643,000
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	25,216	$3,786,182
		13,164,428
Metals & Mining — 1.1%
Reliance Steel & Aluminum Co.	42,522	6,475,675
Steel Dynamics, Inc.	135,100	6,857,676
		13,333,351
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	137,595	1,183,317
Multiline Retail — 0.2%
Dollar Tree, Inc.*	20,256	2,318,502
Multi-Utilities — 1.6%
Ameren Corp.	41,474	3,374,325
CenterPoint Energy, Inc.	153,071	3,467,058
CMS Energy Corp.	70,718	4,329,356
Public Service Enterprise Group, Inc.	80,786	4,864,125
Sempra Energy	28,672	3,801,334
		19,836,198
Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp.	113,671	2,134,741
Cimarex Energy Co.	80,800	4,798,712
Devon Energy Corp.	307,508	6,719,050
Diamondback Energy, Inc.	101,409	7,452,547
Equitrans Midstream Corp.	76,509	624,314
Hess Corp.	46,685	3,303,431
Pioneer Natural Resources Co.	44,553	7,075,908
Plains GP Holdings LP (Class A Stock)*	242,421	2,278,757
Targa Resources Corp.	55,636	1,766,443
Valero Energy Corp.	115,305	8,255,838
		44,409,741
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc.*	54,951	1,618,307
Viatris, Inc.*	128,644	1,797,157
		3,415,464
Professional Services — 2.1%
KBR, Inc.	161,709	6,208,008
Leidos Holdings, Inc.	149,674	14,410,613
ManpowerGroup, Inc.	56,000	5,538,400
		26,157,021
Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	38,000	6,386,660
Knight-Swift Transportation Holdings, Inc.	44,518	2,140,871
Landstar System, Inc.	39,900	6,585,894
		15,113,425
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	14,228	2,206,478
Marvell Technology Group Ltd.	92,451	4,528,250
MKS Instruments, Inc.	51,189	9,491,464

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (Netherlands)	25,400	$5,114,036
ON Semiconductor Corp.*	43,024	1,790,229
Skyworks Solutions, Inc.	12,848	2,357,351
		25,487,808
Software — 0.4%
Cognyte Software Ltd. (Israel)*	39,853	1,108,312
McAfee Corp. (Class A Stock)(a)	79,769	1,813,947
Verint Systems, Inc.*	39,853	1,812,913
		4,735,172
Specialty Retail — 1.1%
AutoNation, Inc.*	52,981	4,938,889
Ross Stores, Inc.	52,000	6,235,320
Urban Outfitters, Inc.*(a)	75,059	2,791,444
		13,965,653
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	254,192	4,000,982
Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.*	66,565	5,919,625
PVH Corp.*	24,961	2,638,378
Skechers USA, Inc. (Class A Stock)*	91,176	3,802,951
Steven Madden Ltd.	144,142	5,370,731
		17,731,685
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)*	125,222	7,355,540
United Rentals, Inc.*	13,350	4,396,289
Univar Solutions, Inc.*	126,374	2,722,096
		14,473,925

Total Common Stocks (cost $1,048,768,695)		1,170,964,848
Exchange-Traded Funds — 3.0%
iShares Russell Mid-Cap Value ETF	109,968	12,019,502
Vanguard Mid-Cap Value ETF	179,562	24,217,527

Total Exchange-Traded Funds (cost $35,143,520)		36,237,029

Total Long-Term Investments (cost $1,083,912,215)		1,207,201,877
Short-Term Investments — 2.1%
Affiliated Mutual Funds — 2.0%
PGIM Core Ultra Short Bond Fund(wa)	7,632,834	7,632,834
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $16,588,272; includes $16,587,750 of cash collateral for securities on loan)(b)(wa)	16,596,570	$16,588,272

Total Affiliated Mutual Funds (cost $24,221,106)		24,221,106
Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	753,331	753,331
(cost $753,331)

Total Short-Term Investments (cost $24,974,437)		24,974,437

TOTAL INVESTMENTS—101.3% (cost $1,108,886,652)		1,232,176,314

Liabilities in excess of other assets — (1.3)%		(15,213,923)

Net Assets — 100.0%		$1,216,962,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,035,795; cash collateral of $16,587,750 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4